Segment Information - Summary of Intangible Assets, and Property, Plant and Equipment (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Non-current segment assets	€ 115,053	€ 133,923
Investment in associate	5,686	22,932
Marketable securities	0	7,492
Other receivables	2,127	1,920
Total non-current assets	122,866	166,267
Denmark [member]
Disclosure of operating segments [line items]
Non-current segment assets	32,893	30,336
North America [member]
Disclosure of operating segments [line items]
Non-current segment assets	68,589	89,439
Europe [Member]
Disclosure of operating segments [line items]
Non-current segment assets	€ 13,571	€ 14,148